Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Nov. 01, 2018
Registrant Name	HARRIS ASSOCIATES INVESTMENT TRUST
Central Index Key	0000872323
Amendment Flag	false
Document Creation Date	Nov. 01, 2018
Document Effective Date	Nov. 01, 2018
Prospectus Date	Jan. 26, 2018
Oakmark International Small Cap Fund | Investor Class
Prospectus:
Trading Symbol	OAKEX
Oakmark International Small Cap Fund | Service Class
Prospectus:
Trading Symbol	OAREX
Oakmark International Small Cap Fund | Advisor Class
Prospectus:
Trading Symbol	OAYEX
Oakmark International Small Cap Fund | Institutional Class
Prospectus:
Trading Symbol	OANEX